LEASES	6 Months Ended
Dec. 31, 2019
LEASES
LEASES

17.  LEASES

As mentioned in Note 3, the Group began applying IFRS 16 and recognized the cumulative initial effect as an adjustment to the opening equity at the date of initial application. The comparative information was not restated.

The Group recognized a right-of-use asset and a lease liability.

The right-of-use asset was initially measured at the amount of the lease liability plus initial direct costs incurred adjusted from pre-payments made related to the lease. The right-of-use asset was measured at cost less accumulated depreciation and accumulated impairment.

The lease liability was initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if that can be readily determined. If that rate could not be readily determined, the Group use its incremental borrowing rate.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard: (i) the use of a single discount rate to a portfolio of leases with reasonably similar characteristics, (ii) reliance on previous assessments on whether leases are onerous, (iii) the accounting for operating leases with a remaining lease term of less than 12 months as at 1 July 2019 as short-term leases, (iv) the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and (v) the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The information about the right of use and liabilities related with lease assets, are as follows:

Lease liability
Operating lease commitments as at June 30,2019	782,791
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	674,360
Add: finance lease liabilities recognized as at June 30,2019	848,817
Lease liability recognized as at 1 July 2019	1,523,177

Lease Liabilities
Non-current	664,980
Current	858,197
Total	1,523,177

Right-of-use leased asset	12/31/2019
Cost
Book value at the beginning of the period	—
Additions for initial application of IFRS 16	1,523,177
Additions of the period	351,731
Book value at the end of the period	1,874,908

Depreciation
Accumulated depreciation at the beginning of the period	759,045
Depreciation of the period	308,030
Accumulated depreciation at the end of the period	1,067,075
Total	807,833

Lease liability	12/31/2019
Book value at the beginning of the period	—
Additions for initial application of IFRS 16	1,523,177
Additions of the period	279,862
Interest expenses, exchange differences and inflation effects	(373,813)
Payments of the period	(243,414)
Total	1,185,812

Lease Liabilities	12/31/2019
Non-current	528,179
Current	657,633
Total	1,185,812

The recognized right-of-use assets relate to the following types of assets:

	12/31/2019	7/1/2019
Machinery and equipment	413,321	413,321
Vehicles	384,438	384,438
Equipment and computer software	390,125	390,125
Land and buildings	687,024	335,293
	1,874,908	1,523,177